Equity (Details Narrative) R$ in Millions, $ in Millions									1 Months Ended		12 Months Ended
	Feb. 22, 2024 USD ($)	Feb. 22, 2024 BRL (R$)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 BRL (R$)	Feb. 16, 2023 USD ($)	Feb. 16, 2023 BRL (R$)	Feb. 24, 2022 USD ($)	Feb. 24, 2022 BRL (R$)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 BRL (R$) shares	Jul. 27, 2023 USD ($)	Jul. 27, 2023 BRL (R$)
Disclosure Equity Abstract
Share capital | $													$ 61,614
Number of shares issued and fully paid | shares													4,539,007,580	4,539,007,580
Additional remuneration reserve	$ 2,364	R$ 11,722	$ 2,000	R$ 10,033	$ 1,569	R$ 8,130			$ 437	R$ 2,265	$ 3,000	R$ 16,243
Interest on capital													$ 657	R$ 3,295	$ 1,744	R$ 8,277
Dividends paid													$ 1,343	R$ 6,738
Minimum mandatory remuneration											1,132	5,865
Remuneration to shareholders in amount							$ 3,500	R$ 17,849			$ 254	R$ 1,319